CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Cash	$ 154,247	$ 126,421	$ 422,939
Accounts receivable, net of allowance for doubtful accounts of $34,713 and $1,500, respectively	270,262	26,720	11,812
Inventory	955,129	588,073	618,069
Other current assets	851,839	496,060	6,292
Total current assets	2,231,477	1,237,274	1,059,112
Property and equipment, net	95,066	70,113	96,192
Other Assets:
Prepaid Expenses	1,048,952	80,515	31,949
Patent costs	107,094	18,870	10,000
Security deposit	31,949	31,949
Total other assets	1,187,995	131,334	41,949
Total assets	3,514,538	1,438,721	1,197,253
Accounts payable	1,031,053	306,511	117,636
Deferred revenue	701,929
Notes payable	2,099,220	2,150,000
Notes payable, related parties	150,000	200,000
Accrued interest	16,986	28,321
Other current liabilities	428,378	465,747	115,206
Total current liabilities	4,427,566	3,150,579	232,842
Long-Term Liabilities:
Notes payable, net of debt discount of $1,350,162 and $0, respectively	3,341,686
Accrued Interest	79,111
Total Long-term liabilities	3,420,797
Total liabilities	7,848,363	3,150,579	232,842
Commitments and Contingencies
Preferred stock - par value $0.001; 10,000,000 shares authorized; no shares issued and outstanding
Common stock - par value $0.001; 250,000,000 shares authorized; 99,784,982 and 82,978,804 issued and outstanding, respectively	99,785	82,979	55,487
Additional paid in capital	50,310,369	15,198,241	4,988,637
Subscriptions receivable	(8,358,001)
Accumulated deficit	(46,385,978)	(16,993,078)	(4,079,713)
Total stockholder' deficit	(4,333,825)	(1,711,858)	964,411
Total liabilities and stockholders' deficit	$ 3,514,538	$ 1,438,721	$ 1,197,253